PGIM S&P 500 Max Buffer ETF - June
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Short-Term Investments 111.9%
Affiliated Mutual Fund 1.1%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $35,945)(wb)	35,945	$35,945
Options Purchased*~ 110.8%
(cost $3,084,479)		3,489,386

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 111.9% (cost $3,120,424)		3,525,331
Option Written*~ (11.9)%
(premiums received $122,374)		(375,505)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 100.0% (cost $2,998,050)		3,149,826
Liabilities in excess of other assets (0.0)%		(1,335)

Net Assets 100.0%		$3,148,491

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	05/29/26	$11.79		51		5	$3,461,336
State Street SPDR S&P 500 ETF Trust	Put	05/29/26	$589.39		51		5	28,050
Total Options Purchased (cost $3,084,479)								$3,489,386
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	05/29/26	$634.77		51		5	$(375,505)
(premiums received $122,374)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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